Nuveen Short Term Municipal Bond Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.3%
X –
MUNICIPAL BONDS - 96 .9 % X 405,381,306
Alabama - 3.9%
$ 4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 $ 4,172,833
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call 1,025,110
1,600 Energy Southeast Cooperative District, Alabama, Energy Supply Revenue
Bonds, Fixed Rate Series 2023B-1, 5.500%, 11/01/27
No Opt. Call 1,656,076
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.000%, 10/01/27
No Opt. Call 1,045,646
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 2,852,015
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 1,742,088
1,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 4/01/28
No Opt. Call 1,528,586
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call 1,286,316
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call 1,011,549
Total Alabama 16,320,219
Arizona - 3.3%
650 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 654,017
500 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 503,387
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,449,356
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call 991,635
Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2017, Series 2023D
:
625 5.000%, 7/01/26 No Opt. Call 647,127
500 5.000%, 7/01/27 No Opt. Call 526,726
300 5.000%, 7/01/28 No Opt. Call 320,929
7,550 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory Put
5/15/26)
No Opt. Call 7,735,423
Total Arizona 13,828,600
California - 2.5%
1,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 9/01/27
No Opt. Call 1,026,916

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 $ 1,553,841
2,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/27, (AMT)
5/26 at 100.00 2,039,960
1,160 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,173,716
2,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,043,506
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/25, (AMT)
No Opt. Call 2,761,900
Total California 10,599,839
Colorado - 7.3%
660 (c) Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26
12/25 at 103.00 627,781
100 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021, 4.000%, 5/01/26
No Opt. Call 98,655
620 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49, (Pre-
refunded 11/19/26)
No Opt. Call 643,522
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call 1,804,932
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/26
No Opt. Call 514,300
2,255 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 2,299,243
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/24
No Opt. Call 1,004,069
13,810 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory Put
8/17/26)
2/26 at 101.30 14,214,117
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call 752,876
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call 2,039,609
3,500 5.250%, 11/15/26, (AMT) No Opt. Call 3,635,239
2,055 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/27, (AMT)
No Opt. Call 2,136,352
290 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.000%, 12/01/26 - BAM Insured
No Opt. Call 297,806
100 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/25 - BAM Insured
No Opt. Call 102,049

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 510 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/27
- AGM Insured
No Opt. Call $ 526,882
Total Colorado 30,697,432
Connecticut - 1.1%
1,150 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series 2021C,
5.000%, 1/01/27
No Opt. Call 1,200,922
3,340 University of Connecticut, General Obligation Bonds, Refunding Series
2023A, 5.000%, 8/15/27
No Opt. Call 3,522,766
Total Connecticut 4,723,688
District of Columbia - 3.2%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call 6,179,978
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call 4,491,521
1,700 5.000%, 10/01/25, (AMT) No Opt. Call 1,728,005
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,016,474
Total District of Columbia 13,415,978
Florida - 3.9%
3,000 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call 3,048,759
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 4,071,350
2,225 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 2,307,172
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,055,104
500 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/27
No Opt. Call 522,425
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,666,702
2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52,
(Mandatory Put 11/15/26)
No Opt. Call 2,542,375
Total Florida 16,213,887
Georgia - 2.0%
1,345 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,362,884
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 2,008,762
1,295 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24
No Opt. Call 1,291,239
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A
:
1,000 5.000%, 6/01/26 No Opt. Call 1,018,875

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,000 5.000%, 6/01/27 No Opt. Call $ 1,028,992
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/26
No Opt. Call 1,024,595
725 Wayne County School District, Georgia, General Obligation Sales Tax
Bonds, Series 2023, 5.250%, 9/01/27
No Opt. Call 771,339
Total Georgia 8,506,686
Hawaii - 0.5%
2,080 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2023C, 5.000%,
7/01/28
No Opt. Call 2,199,435
Total Hawaii 2,199,435
Illinois - 7.2%
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call 400,181
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call 1,004,864
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2016A, 5.000%, 1/01/26
No Opt. Call 1,017,092
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/27
No Opt. Call 3,080,450
545 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A, 5.000%, 1/01/26
No Opt. Call 554,315
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call 1,201,524
800 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/25
No Opt. Call 816,599
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
400 5.000%, 10/01/24 No Opt. Call 400,697
400 5.000%, 10/01/25 No Opt. Call 404,292
3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
7/24 at 100.00 3,626,137
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 1,157,861
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 4,424,896
2,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/26
No Opt. Call 2,581,496
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,277,596
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call 2,286,105
University of Illinois, Health Services Facilities System Revenue Bonds,
Refunding Series 2023
:
400 5.000%, 10/01/27 No Opt. Call 417,133
485 5.000%, 10/01/28 No Opt. Call 510,825
1,010 (d) Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call 962,331

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Will County School District 86, Joliet, Illinois, General Obligation Bonds,
School Series 2023
:
$ 1,085 5.000%, 3/01/26 - BAM Insured No Opt. Call $ 1,112,239
700 5.000%, 3/01/28 - BAM Insured No Opt. Call 734,479
Total Illinois 29,971,112
Indiana - 1.6%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
500 5.000%, 7/15/26 No Opt. Call 516,264
500 5.000%, 7/15/27 No Opt. Call 524,258
500 5.000%, 1/15/28 No Opt. Call 527,842
1,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021, 5.000%,
1/15/26
No Opt. Call 1,435,751
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call 1,500,000
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call 715,363
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call 415,429
1,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 997,671
Total Indiana 6,632,578
Iowa - 0.1%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
335 4.000%, 9/01/24 No Opt. Call 333,956
115 4.000%, 9/01/25 No Opt. Call 112,614
Total Iowa 446,570
Kansas - 0.3%
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 1,070,436
Total Kansas 1,070,436
Kentucky - 1.6%
690 Kentucky Asset/Liability Commission, General Fund Revenue Project
Notes, Federal Highway Trust Fund, First Refunding Series 2024A, 5.000%,
9/01/26
No Opt. Call 715,265
525 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 128, Series 2023A, 5.000%, 11/01/27
No Opt. Call 552,306
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 130, Series 2024B, 5.000%, 11/01/25
No Opt. Call 1,022,095
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 3,504,980
1,000 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project Series 2023A, 4.700%, 6/01/54, (AMT),
(Mandatory Put 6/01/27)
3/27 at 100.00 1,006,019
Total Kentucky 6,800,665

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.9%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B
:
$ 3,250 5.000%, 8/15/25 No Opt. Call $ 3,303,970
3,250 5.000%, 8/15/26 No Opt. Call 3,333,450
1,470 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,470,839
Total Louisiana 8,108,259
Massachusetts - 2.7%
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 201,156
880 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/25, (AMT)
No Opt. Call 892,481
1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,876,237
1,950 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Senior Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 2,005,737
1,075 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Taxable Senior Series 2021B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,090,246
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call 5,130,091
Total Massachusetts 11,195,948
Minnesota - 5.8%
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call 145,404
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call 648,055
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 1,135,334
460 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/24 at 100.00 460,461
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 627,972
1,315 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/25
No Opt. Call 1,334,684
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call 1,568,966
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call 2,034,770
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/25,
(AMT)
No Opt. Call 1,040,035
185 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call 185,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 5,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 $ 5,037,965
1,175 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/25
No Opt. Call 1,197,214
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call 305,594
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call 770,772
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
7/24 at 100.00 499,157
250 Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 12/15/25
No Opt. Call 242,357
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023
:
405 5.000%, 2/01/25 No Opt. Call 405,949
425 5.000%, 2/01/26 No Opt. Call 433,539
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Refunding Series 2016, 5.000%, 1/01/26
No Opt. Call 511,186
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 1,945,065
265 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 2.000%, 9/01/26
9/24 at 102.00 251,986
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/27
No Opt. Call 180,265
320 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 3.500%, 9/01/24
No Opt. Call 319,448
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B
:
550 4.000%, 2/01/25 No Opt. Call 550,484
300 4.000%, 2/01/26 No Opt. Call 300,949
1,225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 1,152,027
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
400 3.000%, 8/01/24 No Opt. Call 399,688
400 3.000%, 8/01/25 8/24 at 102.00 396,042
Total Minnesota 24,080,368
Mississippi - 0.2%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call 977,831
Total Mississippi 977,831
Missouri - 2.6%
1,000 Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily
Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 1,024,051
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 89,931

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 $ 899,313
2,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call 2,514,755
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call 251,389
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call 261,640
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.000%,
12/01/26
No Opt. Call 519,199
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
725 5.000%, 11/15/24 No Opt. Call 722,527
630 5.000%, 11/15/26 11/25 at 100.00 629,049
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022
:
1,120 5.000%, 7/01/25, (AMT) No Opt. Call 1,132,693
1,170 5.000%, 7/01/26, (AMT) No Opt. Call 1,195,451
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call 1,676,217
Total Missouri 10,916,215
Nebraska - 1.9%
175 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
5.000%, 11/15/25
No Opt. Call 177,972
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 3,676,542
2,710 Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue
Bonds, Series 2023, 5.000%, 12/01/26
No Opt. Call 2,827,522
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,134,745
Total Nebraska 7,816,781
Nevada - 0.5%
1,305 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/27 - AGM Insured
No Opt. Call 1,373,613
365 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call 355,678
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 501,365
Total Nevada 2,230,656
New Jersey - 1.8%
1,155 Cherry Hill Township School District, Camden County, New Jersey,
General Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call 1,148,029
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call 1,008,626

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022A
:
$ 500 5.000%, 12/01/24, (AMT) No Opt. Call $ 502,543
600 5.000%, 12/01/25, (AMT) No Opt. Call 609,464
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26, (AMT)
No Opt. Call 1,302,226
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call 2,572,371
500 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 500,984
Total New Jersey 7,644,243
New Mexico - 0.9%
3,510 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 3,555,380
Total New Mexico 3,555,380
New York - 2.9%
600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/24
No Opt. Call 601,465
2,615 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/27
No Opt. Call 2,771,357
New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1
:
1,285 5.000%, 8/01/25 No Opt. Call 1,308,606
1,875 5.000%, 8/01/26 No Opt. Call 1,944,295
1,000 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/27 - AGM Insured
No Opt. Call 1,064,476
2,895 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/26, (AMT)
No Opt. Call 2,985,083
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A
:
690 (d) 5.000%, 8/15/24, (ETM) No Opt. Call 691,081
555 5.000%, 8/15/24 No Opt. Call 555,914
260 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 261,797
Total New York 12,184,074
North Carolina - 1.2%
2,000 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 2,041,095
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,350 5.000%, 1/01/26 - AGM Insured No Opt. Call 1,380,400
1,700 5.000%, 1/01/27 - AGM Insured No Opt. Call 1,765,312
Total North Carolina 5,186,807
North Dakota - 0.1%
350 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27
1/26 at 100.00 349,801

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 215 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/25
No Opt. Call $ 215,652
Total North Dakota 565,453
Ohio - 2.3%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A
:
1,240 5.000%, 11/15/24 No Opt. Call 1,245,447
1,440 5.000%, 11/15/25 No Opt. Call 1,465,418
1,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, 5.000%,
1/01/27, (AMT)
No Opt. Call 1,028,018
250 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 5.000%, 7/01/26
No Opt. Call 256,894
1,165 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 1,185,519
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call 2,499,748
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 1,695,488
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 362,421
Total Ohio 9,738,953
Oklahoma - 1.4%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call 3,545,075
1,425 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2023C, 5.000%, 6/01/28
No Opt. Call 1,503,936
605 Payne County Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series
2024, 5.000%, 9/01/26 - BAM Insured
No Opt. Call 623,310
Total Oklahoma 5,672,321
Oregon - 2.1%
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call 450,931
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call 302,854
1,000 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/27
No Opt. Call 900,352
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call 6,956,144
Total Oregon 8,610,281
Pennsylvania - 1.5%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 1,625,946

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
$ 425 5.000%, 12/01/24 No Opt. Call $ 427,725
525 5.000%, 12/01/25 No Opt. Call 538,025
2,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,022,667
1,365 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023, 5.000%, 2/15/29
1/29 at 100.00 1,478,192
Total Pennsylvania 6,092,555
Puerto Rico - 1.3%
1,425 (d) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 1,425,793
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
141 0.000%, 7/01/27 No Opt. Call 125,795
53 0.000%, 7/01/29 7/28 at 98.64 43,800
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
3,153 5.375%, 7/01/25 No Opt. Call 3,179,932
368 5.625%, 7/01/27 No Opt. Call 384,262
200 5.625%, 7/01/29 No Opt. Call 214,784
Total Puerto Rico 5,374,366
South Dakota - 0.2%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited Tax
Series 2023A, 5.000%, 12/01/24
No Opt. Call 704,024
Total South Dakota 704,024
Tennessee - 3.5%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 105,832
1,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.000%, 7/01/28 - AGM Insured
No Opt. Call 1,062,030
255 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call 260,794
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 891,868
9,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/25
No Opt. Call 9,128,920
3,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/24
No Opt. Call 3,005,391
Total Tennessee 14,454,835
Texas - 12.2%
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call 1,015,772
1,250 5.000%, 11/15/27, (AMT) No Opt. Call 1,298,800
Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023
:
600 5.000%, 2/15/25 No Opt. Call 605,402
625 5.000%, 2/15/26 No Opt. Call 641,255
400 5.000%, 2/15/27 No Opt. Call 417,518

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 500 Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A, 5.000%, 4/01/25, (AMT)
No Opt. Call $ 503,509
5,890 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 5,988,639
555 Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/26
No Opt. Call 569,877
1,000 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2024B, 5.000%, 2/15/27
No Opt. Call 1,045,334
1,450 Dickinson Independent School District, Galveston County, Texas, General
Obligation Bonds, Refunding Series 2023A, 5.000%, 2/15/27
No Opt. Call 1,520,208
1,805 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2019B, 5.000%, 2/15/25
No Opt. Call 1,822,364
Grand Prairie, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
:
500 5.000%, 2/15/27 No Opt. Call 522,154
500 5.000%, 2/15/28 No Opt. Call 530,261
2,045 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/25
No Opt. Call 2,082,634
3,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 3,015,008
5,675 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 5,882,210
3,630 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call 3,712,475
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call 863,757
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call 401,359
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call 742,198
3,435 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System
Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/25
No Opt. Call 3,468,044
1,200 McKinney Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding & School Building Series 2021, 5.000%,
2/15/27
No Opt. Call 1,255,633
2,235 Midlothian Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2020, 5.000%, 2/15/26
No Opt. Call 2,294,910
1,250 Mission Economic Development Corporation, Texas, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2023A, 4.250%,
6/01/48, (AMT), (Mandatory Put 7/01/27)
4/27 at 100.00 1,250,895
1,785 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 1,860,982
315 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 1.875%, 1/01/26, (AMT)
7/24 at 102.00 303,311
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 568,731

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call $ 3,417,503
465 Wise County, Texas, Lease Revenue Bonds, Parker County Junior College
District, Refunding Series 2021, 5.000%, 8/15/24
No Opt. Call 465,598
2,850 (d) Ysleta Independent School District, El Paso County, Texas, General
Obligation Bonds, Series 2016, 5.000%, 8/15/32, (Pre-refunded 8/15/25)
8/25 at 100.00 2,906,708
Total Texas 50,973,049
Utah - 0.7%
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,214,820
750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.000%, 7/01/25, (AMT)
No Opt. Call 758,500
Total Utah 2,973,320
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,000 5.000%, 10/01/25 No Opt. Call 1,013,188
1,645 5.000%, 10/01/26 No Opt. Call 1,682,091
Total Virgin Islands 2,695,279
Virginia - 1.8%
3,175 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 3,342,844
1,180 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
7/24 at 100.00 1,179,163
3,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 3.900%, 7/01/55, (Mandatory Put 7/01/25)
9/24 at 100.00 2,999,010
Total Virginia 7,521,017
Washington - 2.9%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 2,529,767
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/25, (AMT)
No Opt. Call 2,018,442
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call 1,602,202
5,275 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 5,379,311
760 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call 771,868
Total Washington 12,301,590
Wisconsin - 5.2%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A,
2.000%, 5/01/25
No Opt. Call 612,990
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call 1,193,824
400 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 5.000%, 1/01/26
No Opt. Call 406,370

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call $ 278,864
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 5.000%, 6/01/26
No Opt. Call 330,774
1,875 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 1,849,451
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call 589,106
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
7/24 at 100.00 1,360,656
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
435 5.000%, 10/01/25 No Opt. Call 437,638
455 5.000%, 10/01/26 No Opt. Call 459,397
2,550 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A-4, 5.000%,
8/15/54, (Mandatory Put 1/29/25)
No Opt. Call 2,569,240
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call 256,165
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 5.000%, 12/01/24
No Opt. Call 100,513
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call 109,488
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/25
No Opt. Call 2,089,883
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 8,009,587
210 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/25
No Opt. Call 208,224
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021
:
220 1.950%, 7/01/24 No Opt. Call 220,000
460 2.250%, 7/01/26 No Opt. Call 435,286
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call 348,558
Total Wisconsin 21,866,014
Wyoming - 0.1%
500 Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022, 5.000%, 6/01/26
No Opt. Call 514,562
Total Wyoming 514,562
Total Municipal Bonds
(cost $406,384,955) 405,381,306

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCKS - 0 .4 % X 1,605,559
Utilities - 0.4%
634 (e),(f),(g) Vistra Vision Corporation Private Equity $ 1,605,559
Total Utilities 1,605,559
Total Common Stocks
(cost $751,144) 1,605,559
Total Long-Term Investments
(cost $407,136,099) 406,986,865
Other Assets & Liabilities, Net -  2.7% 11,185,205
Net Assets - 100% $ 418,172,070
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 405,381,306 $ – $ 405,381,306
Common Stocks – – 1,605,559 1,605,559
Total
$ – $ 405,381,306 $ 1,605,559 $ 406,986,865
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,715,022 or 1.4% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
AMT Alternative Minimum Tax
ETM Escrowed to maturity